Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements. These accounting policies conform to accounting principles, generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements. These Interim Financial Statements should be read in conjunction with the consolidated financial statements and notes thereto for the year ended December 31, 2023 included in the Company’s Form 10-K. In the opinion of management, the Interim Financial Statements included herein contain all adjustments, including normal recurring adjustments, considered necessary to present fairly the Company’s financial position, the results of operations and cash flows for the periods presented. Operating results for the nine months ended September 30, 2024 are not necessarily indicative of the results that may be expected for the year ended December 31, 2024.

The consolidated financial statements include the accounts of Rubber Leaf Inc, the parent company and its wholly owned subsidiary in China - Rubber Leaf Sealing Products (Zhejiang) Co., Ltd. All intercompany transactions and balances were eliminated in consolidation.

Basis of Presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements. These accounting policies conform to accounting principles, generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements. With respect to the audited financial statements as of and for the year ended December 31, 2023, in the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

The consolidated financial statements include the accounts of Rubber Leaf Inc, the parent company and its wholly owned subsidiary in China - Rubber Leaf Sealing Products (Zhejiang) Co., Ltd. All intercompany transactions and balances were eliminated in consolidation.

Reclassifications

Reclassifications

Certain amounts on the prior year’s consolidated balance sheets, consolidated statements of operations and cash flows were reclassified to conform to the current year presentation, with no effect on ending stockholders’ equity.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, all adjustments necessary in order to make the financial statements not misleading have been included. Actual results could differ from those estimates. Signiant estimates are used in the collectability of accounts receivable, the useful lives and impairment of property and equipment, the valuation of deferred tax assets, inventories reserve and provisions for income taxes, among others.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, all adjustments necessary in order to make the financial statements not misleading have been included. Actual results could differ from those estimates. Signiant estimates are used in the collectability of accounts receivable, the useful lives and impairment of long-lived assets, the valuation of deferred tax assets, inventories reserve and provisions for income taxes, among others.

Revenue Recognition

Revenue Recognition

The Company early adopted Accounting Standards Update (“ASU”) 2014-09, Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (ASC 606) since its inception (i.e. July 2019), which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company applies the five-step model to sales contracts.

We generate revenue through selling automotive rubber and plastic sealing strips under two models of supply:

Model A (Direct Supply Model)

Following successful on-site inspections by auto OEMs, RLSP secures listing in its directories as a first-tier supplier that directly provides products to the OEM. For example, eGT is an auto OEM, and we serve as their first-tier supplier. eGT directly signs purchase or supply agreements with RLSP. This positions RLSP to independently procure raw materials, manufacture final products and directly deliver finished goods to the warehouses of the auto OEMs. RLSP fulfills its performance obligation upon the delivery of finished products to their warehouses, following a subsequent quality inspection approved by them. Simultaneously, they may request product replacements for disqualified items. Ownership and control of our finished products transfer to customers upon successful inspection and acceptance into an OEM’s warehouse. Revenue recognition occurs upon the transfer of control of our products to a customer, with payments made directly by the OEM.

Model B (Indirect Supply Model)

RLSP receives the purchase orders from our related parties-Shanghai Xinsen and Xinsen Sealing Products (Hangzhou) Co., Ltd (“Hangzhou Xinsen”) (collectively named as “Xinsen Group” for two companies together). The Company’s Chief Executive Officer, President and Chairperson, Ms. Xingxiu Hua, previously held a 90% ownership interest in Shanghai Xinsen and Shanghai Xinsen holds a 70% ownership interest in Hangzhou Xinsen. Effective October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. The Xinsen Group serves as a certified second-tier supplier for branded Automobile Manufacturers (“Auto Manufacturers”). A second-tier supplier refers to a supplier that provides products to the first-tier suppliers of the OEM. First-tier suppliers could be suppliers of car doors, rubber and plastic components and other automobile parts. Auto Manufacturers issue consolidated purchase orders for complete sets of rubber and plastic auto parts for a particular model to their first-tier suppliers. These first-tier suppliers subcontract the production of rubber and plastic seals to second-tier suppliers. As a second-tier supplier and a facilitator of production rather than a direct manufacturer, Xinsen Group coordinates with us to fulfill orders. Upon receipt of purchase orders, RLSP procures rubber materials from our vendors. The production process involves outsourcing to third-party manufacturers for either work-in-process products (“WIP”) or finished products, based on management’s decisions in response to operational circumstances.

We employ two distinct forms of outsourced processing under Model B.

1)	RLSP purchases raw materials and subcontracts production to third-party manufacturers for WIP. Once WIP is finished and delivered to RLSP’s warehouse, RLSP performs certain manual processes, such as welding and constructing in order to meet the specification of the purchase orders. The completion of the final products is contingent upon a rigorous quality inspection conducted by RLSP, ensuring they meet the highest standards.

2)	RLSP purchases raw materials and subcontracts third party manufacturers to produce finished products. RLSP will trace and observe each step of production undertaken by third-party manufacturers, with a primary focus on the final quality control step.

The finished products are delivered to the warehouses of Xinsen Group’s upstream first-tier suppliers, either from our locations or those of the third-party manufacturers. Quality inspection is carried out by assigned inspectors from Xinsen Group upon delivery. RLSP fulfills its obligation when the finished products reach Xinsen Group’s customers and pass the qualified quality inspection.

In the event of products that do not pass inspection, the Xinsen Group initiates a product replacement process. Upon confirmation of quality and quantity, and acceptance of finished products into Xinsen Group’s customers’ warehouses, invoices are provided to us as proof of delivery. The date of the invoices signifies the transfer of ownership and control of the finished products under model B from us to Xinsen Group and indirectly to its upstream first-tier suppliers. We recognize at such time as Xinsen Group’s customers accept delivery of products.

We also generate revenue through contract manufacturing model or OEM supply model, which is described in the model C.

Model C (OEM Supply Model)

The contract manufacturing process begins with the customer placing an order and supplying all necessary raw materials. We provide the labor and equipment required to process the raw materials into finished products. The customer is charged a processing fee, which is calculated based on the cost per individual part and settled monthly. At the start of each month, we calculate the number of parts processed in the previous month, and both parties confirm the quantity by stamping the relevant documents. Once confirmed, we issue an invoice for the processing fee, and the customer makes payment upon receipt of the invoice.

Revenue Recognition

The Company early adopted Accounting Standards Update (“ASU”) 2014-09, Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (ASC 606) since its inception (i.e. July 2019), which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company applies the five-step model to sales contracts.

We generate revenue through selling automotive rubber and plastic sealing strips under two models of supply:

Model A (Direct Supply Model)

Following successful on-site inspections by auto OEMs, RLSP secures listing in its directories as a first-tier supplier that directly provides products to the OEM. For example, eGT is an auto OEM, and we serve as their first-tier supplier. eGT directly signs purchase or supply agreements with RLSP. This positions RLSP to independently procure raw materials, manufacture final products and directly deliver finished goods to the warehouses of the auto OEMs. RLSP fulfills its performance obligation upon the delivery of finished products to their warehouses, following a subsequent quality inspection approved by them. Simultaneously, they may request product replacements for disqualified items. Ownership and control of our finished products transfer to customers upon successful inspection and acceptance into an OEM’s warehouse. Revenue recognition occurs upon the transfer of control of our products to a customer, with payments made directly by the OEM.

Model B (Indirect Supply Model)

RLSP receives the purchase orders from our related parties-Shanghai Xinsen and Xinsen Sealing Products (Hangzhou) Co., Ltd (“Hangzhou Xinsen”) (collectively named as “Xinsen Group” for two companies together). The Company’s Chief Executive Officer, President and Chairperson, Ms. Xingxiu Hua, previously held a 90% ownership interest in Shanghai Xinsen and Shanghai Xinsen holds a 70% ownership interest in Hangzhou Xinsen. Effective October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. The Xinsen Group serves as a certified second-tier supplier for branded Automobile Manufacturers (“Auto Manufacturers”). A second-tier supplier refers to a supplier that provides products to the first-tier suppliers of the OEM. First-tier suppliers could be suppliers of car doors, rubber and plastic components and other automobile parts. Auto Manufacturers issue consolidated purchase orders for complete sets of rubber and plastic auto parts for a particular model to their first-tier suppliers. These first-tier suppliers subcontract the production of rubber and plastic seals to second-tier suppliers. As a second-tier supplier and a facilitator of production rather than a direct manufacturer, Xinsen Group coordinates with us to fulfill orders. Upon receipt of purchase orders, RLSP procures rubber materials from our vendors. The production process involves outsourcing to third-party manufacturers for either work-in-process products (“WIP”) or finished products, based on management’s decisions in response to operational circumstances.

We employ two distinct forms of outsourced processing under Model B.

1)	RLSP purchases raw materials and subcontracts production to third-party manufacturers for WIP. Once WIP is finished and delivered to RLSP’s warehouse, RLSP performs certain manual processes, such as welding and constructing in order to meet the specification of the purchase orders. The completion of the final products is contingent upon a rigorous quality inspection conducted by RLSP, ensuring they meet the highest standards.

2)	RLSP purchases raw materials and subcontracts third party manufacturers to produce finished products. RLSP will trace and observe each step of production undertaken by third-party manufacturers, with a primary focus on the final quality control step.

The finished products are delivered to the warehouses of Xinsen Group’s upstream first-tier suppliers, either from our locations or those of the third-party manufacturers. Quality inspection is carried out by assigned inspectors from Xinsen Group upon delivery. RLSP fulfills its obligation when the finished products reach Xinsen Group’s customers and pass the qualified quality inspection.

In the event of products that do not pass inspection, the Xinsen Group initiates a product replacement process. Upon confirmation of quality and quantity, and acceptance of finished products into Xinsen Group’s customers’ warehouses, invoices are provided to us as proof of delivery. The date of the invoices signifies the transfer of ownership and control of the finished products under model B from us to Xinsen Group and indirectly to its upstream first-tier suppliers. We recognize at such time as Xinsen Group’s customers accept delivery of products.

Cost of revenue

Cost of revenue

Cost of revenues includes cost of sales, cost of OEM, loss on factory relocation and loss on idle capacity. Cost of sales is comprised of raw materials consumed, manufacturing costs, third party logistics and distribution costs including packaging, freight, transportation, shipping and handling costs, and inventory adjustment due to the defectives and inventory count. The cost of OEM includes labor costs and manufacturing expenses directly related to contract manufacturing. The loss on factory relocation encompasses all expenses incurred during the relocation process, while the loss on idle capacity refers to costs associated with unused capacity within the factory.

Cost of revenue

Cost of revenues is comprised of raw materials consumed, manufacturing costs, third party logistics and distribution costs including packaging, freight, transportation, shipping and handling costs, and inventory adjustment due to the defectives and inventory count.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include bank deposits and liquid investments with original maturities of three months or less as of the purchase date of such investments.	Cash and Cash Equivalents Cash and cash equivalents include bank deposits and liquid investments with original maturities of three months or less as of the purchase date of such investments.
Concentration risk

Concentration risk

The Company maintains cash with banks in the United States of America (“USA”) and PRC. Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In China, a depositor has up to RMB500,000 insured by the People’s Bank of China Financial Stability Bureau (“FSD”). In the United States, the standard insurance amount is $250,000 per depositor in a bank insured by the Federal Deposit Insurance Corporation (“FDIC”).

Financial instruments that potentially subject the Company to significant concentrations of credit risk are cash and cash equivalents and accounts receivable. As of September 30, 2024 and December 31, 2023, $ Nil and $Nil of the Company’s cash held by financial institutions were uninsured, respectively.

Major customers

For the nine months ended September 30, 2024 and 2023, as well as the three months ended September 30, 2024 and 2023 the Company’s revenues from two major customers accounted more than 10% of the total revenue were as following:

	Nine months ended September 30, 2024		Three months ended September 30, 2024		Nine months ended September 30, 2023		Three months ended September 30, 2023
	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue
Customer B	$6,913,939	100%	$2,001,574	100%	$4,901,355	78%	$1,666,917	92%
Customer A	$-	-%	$-	-%	$1,250,979	20%	$30,663	2%

	As of September 30, 2024		As of December 31, 2023
	Accounts Receivable	% of Total Accounts Receivable	Accounts Receivable	% of Total Accounts Receivable
Customer B	$8,619,144	100%	$5,209,169	100%
Customer A	$-	-%	$-	-%

●	Customer A: eGT New Energy Automotive Co., Ltd. (“eGT”), an unrelated party.
●	Customer B: Shanghai Xinsen Import & Export Co., Ltd (“Shanghai Xinsen”), a related party that sells RLSP’s products to Shanghai Hongyang Sealing Co., Ltd. (“Shanghai Hongyang”) and Wuhu Huichi Auto Parts Co., Ltd. (“Wuhu Huichi”), two unrelated parties of RLSP and the Company, and certified first-tier suppliers of Auto Manufacturers.

Major vendors

For the nine months ended September 30, 2024 and 2023, as well as the three months ended September 30, 2024 and 2023, the Company made purchases from the major vendors that accounted more than 10% of the total purchases were as following:

	Nine months ended September 30, 2024		Three months ended September 30, 2024		Nine months ended September 30, 2023		Three months ended September 30, 2023
	Amount	% of Total Purchase	Amount	% of Total Purchase	Amount	% of Total Purchase	Amount	% of Total Purchase
Vendor A	$6,912,778	100%	$2,011,899	100%	$5,418,472	93%	$1,696,683	99%
Vendor C	$-	-%	$-	-%	$428,109	7%	$3,269	1%

	As of September 30, 2024		As of December 31, 2023
	Accounts payable	% of Total Accounts Payable	Accounts payable	% of Total Accounts Payable
Vendor A	$6,109,189	82%	$2,871,033	22%
Vendor B	$1,348,829	18%	$4,364,105	34%
Vendor C	$-	%	$-	-%

●	Vendor A: Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), a related party.
●	Vendor B: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, purchase amounts and accounts payable balances include retainage payables.
●	Vendor C: Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”), a related party.

Concentration risk

The Company maintains cash with banks in the United States of America (“USA”) and PRC. Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In China, a depositor has up to RMB500,000 insured by the People’s Bank of China Financial Stability Bureau (“FSD”). In the United States, the standard insurance amount is $250,000 per depositor in a bank insured by the Federal Deposit Insurance Corporation (“FDIC”).

Financial instruments that potentially subject the Company to significant concentrations of credit risk are cash and cash equivalents and accounts receivable. As of December 31, 2023 and 2022, $Nil and $1,240,272 of the Company’s cash and restricted cash held by financial institutions were uninsured, respectively.

Major customers

For the years ended December 31, 2023 and 2022, the Company’s revenues from two major customers accounted more than 10% of the total revenue were as following:

	Year ended December 31, 2023		As of December 31, 2023		Year ended December 31, 2022		As of December 31, 2022
	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable
Customer A	$1,280,555	13%	-	-%	$5,259,447	49%	$-	-%
Customer B	$8,593,998	86%	$5,209,169	100%	$5,338,728	50%	$4,665,735	100%

●	Customer A: eGT New Energy Automotive Co., Ltd. (“eGT”), an unrelated party.
●	Customer B: Shanghai Xinsen Import & Export Co., Ltd (“Shanghai Xinsen”), a related party that sells RLSP’s products to Shanghai Hongyang Sealing Co., Ltd. (“Shanghai Hongyang”) and Wuhu Huichi Auto Parts Co., Ltd. (“Wuhu Huichi”), two unrelated parties of RLSP and the Company, and certified first-tier suppliers of Auto Manufacturers.

Major vendors

For the years ended December 31, 2023 and 2022, the Company made purchases from the major vendors accounted more than 10% of the total purchases were as following:

	Year ended December 31, 2023		As of December 31, 2023		Year ended December 31, 2022		As of December 31, 2022
	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable
Vendor A	$8,552,684	95%	$2,871,033	22%	$5,549,968	67%	$2,384,085	32%
Vendor B	-	-	$4,364,105	34%	$79,608	1%	$5,135,351	68%
Vendor C	$438,230	5%	-	-	$2,626,103	32%	-	-

●	Vendor A: Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), a related party.
●	Vendor B: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, purchase amounts and accounts payable balances include retainage payables.
●	Vendor C: Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”), a related party.

Accounts Receivable

Accounts Receivable

Accounts receivables are reported at their net realizable value. Any value adjustments are booked directly against the relevant receivable. We have standard payment terms that generally require payment within approximately 30 to 60 days. Management performs ongoing credit evaluations of its customers. An allowance for potentially uncollectible accounts is provided based on the history, economic conditions, and composition of the accounts receivable As of September 30, 2024 and December 31, 2023 no credit risk was identified by the management and no allowance for doubtful accounts was deemed necessary.

Accounts Receivable

Accounts receivables are reported at their net realizable value. Any value adjustments are booked directly against the relevant receivable. We have standard payment terms that generally require payment within approximately 30 to 60 days. Management performs ongoing credit evaluations of its customers. An allowance for potentially uncollectible accounts is provided based on history, economic conditions, and composition of the accounts receivable aging. As of December 31, 2023 and 2022 no credit risk identified and no allowance for doubtful accounts.

Inventories, net

Inventories

Inventories consist of raw materials and finished products, and are stated at the lower of cost or net realizable value. Cost is calculated by applying the weighted-average method and physically applied first-in-first-out method (FIFO) in inventory stock in and out. The Company regularly reviews inventory quantities on hand and writes down to its net realizable value any inventory that it believes to be impaired. Management considers forecast demand in relation to the inventory on hand, competitiveness of product offerings, market conditions and product life cycles when determining excess and obsolescence and net realizable value adjustments. Once inventory is written down and a new cost basis is established, it is not written back up if demand increases.

Inventories, net

Inventories consist of raw materials and finished products, and are stated at the lower of cost or net realizable value. Cost is calculated by applying the weighted -average method and physically applied first-in-first-out method (FIFO) in inventory stock in and out. The Company regularly reviews inventory quantities on hand and writes down to its net realizable value any inventory that it believes to be impaired. Management considers forecast demand in relation to the inventory on hand, competitiveness of product offerings, market conditions and product life cycles when determining excess and obsolescence and net realizable value adjustments. Once inventory is written down and a new cost basis is established, it is not written back up if demand increases.

Advances to vendors

Advances to vendors

From time to time, we paid advances to our vendors in order to secure our purchase orders or as retainers required pursuant to various purchase agreements related to production and the 2nd production lines currently under construction. The advances have no interest bearing, normally settled along with purchase transactions within 60 to 180 days depending on market condition, and around 365 days for construction projects and/or equipment purchases.

Property and equipment

Property and equipment

Property and equipment are initially recorded at their historical cost. Repairs and maintenance are expensed as incurred. Depreciation is computed using the straight-line method over the following estimated useful lives of the depreciable assets:

●	Land use rights: 50 years
●	Leasehold improvement: shorter of the estimated useful life or lease term
●	Factory and Building: 47 years
●	Factory equipment: 3-36 years
●	Auto vehicles: 4 years
●	Office equipment and furniture: 4-10 years

Construction in progress (“CIP”) includes pre-construction costs, construction costs, interest incurred on financing, amortization of land use right during the construction period, insurance and overhead costs related to construction. Interest of borrowings specific for the construction project and amortization of land use rights are capitalized under CIP when development activities commence, and end when the qualifying assets are ready for their intended use.

Property and equipment

Property and equipment are initially recorded at their historical cost. Repairs and maintenance are expensed as incurred. Depreciation is computed using the straight-line method over the following estimated useful lives of the depreciable assets:

●	Land use rights: 50 years
●	Leasehold improvement: shorter of the estimate useful life or lease term
●	Factory and Building: 47 years
●	Factory equipment: 3-36 years
●	Auto vehicles: 4 years
●	Office equipment and furniture: 4-10 years

Construction in progress (“CIP”) includes pre-construction costs, construction costs, interest incurred on financing, amortization of land use right during the construction period, insurance and overhead costs related to construction. Interest of borrowings specific for the construction project and amortization of land use rights are capitalized under CIP when development activities commence, and end when the qualifying assets are ready for their intended use.

Intangible Assets

Intangible Assets

All land in the PRC is owned by the PRC government and cannot be sold to any individual or company. The Company has recorded the amounts paid to the PRC government when acquired long-term interests of land use rights under intangible assets. This type of arrangement is common for the use of land in the PRC. The Company amortizes land use rights based on the term of the respective land use rights granted, which generally ranges from 15 to 50 years. The land use rights of Collective Lands has unlimited useful lifetime.

Intangible Assets

All land in the PRC is owned by the PRC government and cannot be sold to any individual or company. The Company has recorded the amounts paid to the PRC government when acquired long-term interests of land use rights under intangible assets. This type of arrangement is common for the use of land in the PRC. The Company amortizes land use rights based on the term of the respective land use rights granted, which generally ranges from 15 to 50 years. The land use rights of Collective Lands has unlimited useful lifetime.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company’s long-lived assets mainly include property and equipment, land use right recorded under intangible assets and right-of-use assets obtained through operating lease.

In accordance with ASC 360, Property, Plant, and Equipment, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of a long-lived asset, or group of assets, as appropriate, may not be recoverable. If the aggregate undiscounted future net cash flows expected to result from the use and the eventual disposition of a long-lived asset is less than its carrying value, then the Company would recognize an impairment loss based on the excess of the carrying value over the fair value.

For the nine months ended September 30, 2024 and December 31, 2023, the Company determined there was no impairment of the long-lived assets.

Impairment of Long-Lived Assets

The Company’s long-lived assets mainly include property and equipment, land use right recorded under intangible assets and right-of-use assets obtained through operating lease.

In accordance with ASC 360, Property, Plant, and Equipment, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of a long-lived asset, or group of assets, as appropriate, may not be recoverable. If the aggregate undiscounted future net cash flows expected to result from the use and the eventual disposition of a long-lived asset is less than its carrying value, then the Company would recognize an impairment loss based on the excess of the carrying value over the fair value.

For the years ended December 31, 2023 and 2022, the Company determined there was no impairment of the long-lived assets.

Advances from customers

Advances from customers

From time to time, we receive advances from our customers, which are made normally under sales frame contracts, each sales transaction will be initiated by purchase orders received under the frame contracts. The advances have no interest bearing, normally settled along with purchase/sales transactions within 60 to 180 days.

Advances from customers

From time to time, we received advances from our customers, which are made normally under sales frame contracts, each sales transaction will be initiated by purchase orders received under the frame contracts. The advances have no interest bearing, normally settled along with purchase/sales transactions within 60 to 180 days.

Income Taxes

Income Taxes

We are governed by the Income Tax Law of the PRC and the United States. The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Accounting for Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

The 2017 Tax Reform Act permanently reduces the U.S. corporate income tax rate to a 21% flat rate. In addition, the 2017 Tax Reform Act also creates a new requirement that certain income (i.e., Global Intangible Low-Taxed Income (“GILTI”)) earned by controlled foreign corporations (“CFCs”) must be included in the gross income of the CFCs’ U.S. shareholder income. The tax law in PRC applies an income tax rate of 25% to all enterprises. The Company’s subsidiary does not receive any preferential tax treatment from the local government.

Income Taxes

We are governed by the Income Tax Law of the PRC and the United States. The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Accounting for Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

The 2017 Tax Reform Act permanently reduces the U.S. corporate income tax rate to a 21% flat rate. In addition, the 2017 Tax Reform Act also creates a new requirement that certain income (i.e., Global Intangible Low-Taxed Income (“GILTI”)) earned by controlled foreign corporations (“CFCs”) must be included in the gross income of the CFCs’ U.S. shareholder income. The tax law in PRC applies an income tax rate of 25% to all enterprises. The Company’s subsidiary does not receive any preferential tax treatment from local government.

Value added tax

Value Added Tax

The Company is subject to value-added tax (“VAT”). The applicable VAT rate is 13% for products sold in the PRC for the years of 2023 and 2024. The amount of VAT liability is determined by applying the applicable tax rate to the amount of goods sold (output VAT) less VAT accrued on purchases made with the relevant supporting invoices (input VAT). Sales and purchases are recorded net of VAT (the amount of VAT is excluded from revenues and costs) collected and paid as the Company acts as an agent for the government.

Value added tax

The Company is subject to value added tax (“VAT”). The applicable VAT rate is 13% for products sold in the PRC for the years of 2023 and 2022. The amount of VAT liability is determined by applying the applicable tax rate to the amount of goods sold (output VAT) less VAT accrued on purchases made with the relevant supporting invoices (input VAT). Sales and purchases are recorded net of VAT (the amount of VAT is excluded from revenues and costs) collected and paid as the Company acts as an agent for the government.

Earnings Per Share

Earnings Per Share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

Pursuant to ASC 260-10-55, EPS computations should be based on the facts and circumstances of the transaction for reorganization. The Company calculated its EPS retrospectively akin to a normal share issuance as if the reorganization incurred from the inception.

The Company does not have any potentially dilutive instruments as of September 30, 2024 and December 31, 2023, and, thus, anti-dilution issues are not applicable.

Earnings Per Share

The Company computes basic and diluted earnings per share amounts in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vest resulting in the issuance of common stock that could share in the earnings of the Company.

Pursuant to ASC 260-10-55, EPS computations should be based on the facts and circumstances of the transaction for reorganization. The Company calculated its EPS retrospectively akin to a normal share issuance as if the reorganization incurred from the inception.

The Company does not have any potentially dilutive instruments as of December 31, 2023 and 2022, and, thus, anti-dilution issues are not applicable.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s balance sheets include certain financial instruments. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2024 and December 31, 2023. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalent, restricted cash, accounts receivable, advances to vendors, inventories, other current assets, accounts payables, advances from customers and other current liabilities. For short-term borrowings and notes payable, the Company concluded the carrying values are a reasonable estimate of fair values because of the short period of time between the origination and repayment and as their stated interest rates approximate current rates available.

Fair Value of Financial Instruments

The Company’s balance sheets include certain financial instruments. The carrying amounts of current assets and current liabilities approximate their fair value because of the relatively short period of time between the origination of these instruments and their expected realization.

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3 - Inputs that are both significant to the fair value measurement and unobservable.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2023 and 2022. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalent, restricted cash, accounts receivables, advances to vendors, inventories, other current assets, accounts payables, advances from customers and other current liabilities. For short term borrowings and notes payable, the Company concluded the carrying values are a reasonable estimate of fair values because of the short period of time between the origination and repayment and as their stated interest rates approximate current rates available.

Operating Leases

Operating Leases

The Company adopted ASC 842 since its inception. The Company determines if an arrangement is or contains a lease at inception. Operating leases with lease terms of more than 12 months are included in operating lease assets, accrued and other current liabilities, and long-term operating lease liabilities on its consolidated balance sheet. Operating lease assets represent its right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments over the lease term. Operating lease assets and liabilities are recognized based on the present value of the remaining lease payments discounted using its incremental borrowing rate. Lease expense is recognized on a straight-line basis over the lease term.

Operating Leases

The Company adopted ASC 842 since its inception. The Company determines if an arrangement is or contains a lease at inception. Operating leases with lease terms of more than 12 months are included in operating lease assets, accrued and other current liabilities, and long-term operating lease liabilities on its consolidated balance sheet. Operating lease assets represent its right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments over the lease term. Operating lease assets and liabilities are recognized based on the present value of the remaining lease payments discounted using its incremental borrowing rate. Lease expense is recognized on a straight-line basis over the lease term.

Related Parties

Related Parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Related Parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company follows ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Foreign Currency

Foreign Currency

Amounts reported in the consolidated financial statements are stated in United States dollars, unless stated otherwise. The Company’s subsidiary in the PRC uses the Chinese renminbi (RMB) as their functional currency and the holding company - RLI uses the United States dollar as their functional currency. For subsidiaries that use the local currency as the functional currency, all assets and liabilities are translated to United States dollars using exchange rates in effect at the end of the respective periods and the results of operations have been translated into United States dollars at the weighted average rates during the periods the transactions were recognized. Resulting translation gains or losses are recognized as a component of other comprehensive income (loss).

In accordance with ASC 830, Foreign Currency Matters (ASC 830), the Company translates the assets and liabilities into United States dollars using the rate of exchange prevailing at the balance sheet date and the statements of operations and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from RMB into United States dollar are recorded in stockholders’ equity as part of accumulated other comprehensive income. Further, foreign currency transaction gains and losses are a result of the effect of exchange rate changes on transactions denominated in currencies other than the functional currency. Gains and losses on those foreign currency transactions are included in other income (expense), net for the period in which exchange rates change.

Foreign Currency

Amounts reported in the condensed consolidated financial statements are stated in United States dollars, unless stated otherwise. The Company’s subsidiary in the PRC use the Chinese renminbi (RMB) as their functional currency and the holding company - RLI uses the United States dollar as their functional currency. For subsidiaries that use the local currency as the functional currency, all assets and liabilities are translated to United States dollars using exchange rates in effect at the end of the respective periods and the results of operations have been translated into United States dollars at the weighted average rates during the periods the transactions were recognized. Resulting translation gains or losses are recognized as a component of other comprehensive income (loss).

In accordance with ASC 830, Foreign Currency Matters (ASC 830), the Company translates the assets and liabilities into United States dollars using the rate of exchange prevailing at the balance sheet date and the statements of operations and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from RMB into United States dollar are recorded in stockholders’ equity as part of accumulated other comprehensive income. Further, foreign currency transaction gains and losses are a result of the effect of exchange rate changes on transactions denominated in currencies other than the functional currency. Gains and losses on those foreign currency transactions are included in other income (expense), net for the period in which exchange rates change.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, Income Statement-Reporting Comprehensive Income (ASC 220). Under ASC 220, the Company is required to report comprehensive income (loss), which includes net income (loss) as well as other comprehensive income (loss). The only significant component of accumulated other comprehensive income (loss) as of September 30, 2024 and December 31, 2023 is the currency translation adjustment.

Comprehensive Income (Loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, Income Statement-Reporting Comprehensive Income (ASC 220). Under ASC 220, the Company is required to report comprehensive income (loss), which includes net income (loss) as well as other comprehensive income (loss). The only significant component of accumulated other comprehensive income (loss) as of December 31, 2023 and 2022 is the currency translation adjustment.

Segment Information

Segment Information

Operating segments are defined as components of a company about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the executive team, which is comprised of the chief executive officer and the chief financial officer. Based on the financial information presented to and reviewed by the chief operating decision maker in deciding how to allocate the resources and in assessing the performance, the Company has determined that it has two operating and reporting segments based on sales channels – direct supply and indirect supply as of September 30, 2024 and September 30, 2023 and for nine months ended.

Segment Information

Operating segments are defined as components of a company about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the executive team, which is comprised of the chief executive officer and the chief financial officer. Based on the financial information presented to and reviewed by the chief operating decision maker in deciding how to allocate the resources and in assessing the performance, the Company has determined that it has two operating and reporting segments based on sales channels – direct supply and indirect supply as of December 31, 2023 and 2022.

Accounting Standards Issued but Not Yet Adopted

Accounting Standards Issued but Not Yet Adopted

Income Tax Disclosures - In December 2023, the Financial Accounting Standards Board (FASB) released ASU No. 2023-09, titled “Income Taxes (Topic 740): Enhancements to Income Tax Disclosures” (referred to as “ASU 2023-09”). This new standard mandates the disclosure, on an annual basis, of specific categories in the rate reconciliation and the disaggregation of income taxes paid by jurisdiction. ASU 2023-09 becomes effective for annual reporting periods starting after December 15, 2025. The Company anticipates that the adoption of this standard will not significantly impact its financial position, results of operations, or cash flows. In November 2023, the Financial Accounting Standards Board (FASB) released ASU 2023-07, titled “Enhancements to Reportable Segment Disclosures” (“ASU 2023-07”). This standard necessitates companies to provide additional, more comprehensive details regarding significant expenses of a reportable segment, even if there is only one such segment. Its purpose is to enhance disclosures related to a public entity’s reportable segments. ASU 2023-07 will be effective for fiscal years commencing after December 15, 2023, and for interim periods starting after December 15, 2024, with the option for early adoption. We are presently assessing the potential impact of adopting ASU 2023-07 on our consolidated financial statements.

Reclassifications

Reclassifications

Certain amounts on the prior-years’ consolidated balance sheets, consolidated statements of operations and cash flows were reclassified to conform to current-year presentation, with no effect on ending stockholders’ equity.

Restricted cash

Restricted cash

The Company had notes payable outstanding with Ningbo bank and was required to keep certain amounts on deposit that were subject to withdrawal restrictions. The notes payables were generally short term in nature due to its maturity period of six months or less, thus restricted cash was classified as a current asset.

Advances to vendors

Advances to vendors

From time to time, we paid advances to our vendors in order to secure our purchase orders or as retainers required pursuant to various purchase agreements related to production and the 2nd production lines currently under construction. The advances have no interest bearing, normally settled along with purchase transactions within 60 to 180 days depend on market condition, and around 365 days for construction projects and/or equipment purchase.

Notes payable

Notes payable

Short-term notes payable are lines of credit extended by banks. The banks in-turn issue the Company a bankers acceptance note, which can be endorsed and assigned to vendors as payments for purchases. These short-term notes payable bears no interest and is guaranteed by the bank for its complete face value and usually matures within three to six-month period. The banks usually require the Company to deposit a certain amount of cash at the bank as a guarantee deposit, which is classified on the balance sheet as restricted cash.

As of December 31, 2023 and 2022, RLSP held $Nil and $1,312,362 notes payable issued by Ningbo bank with various maturity dates up to December 2022, respectively. The same amount of deposits was required by the banks and classified as restricted cash as of December 31, 2022.

Retainage Payables

Retainage Payables

For equipment purchased from Shanghai Huaxin in the PRC, a related party, by RLSP in the PRC, the Company typically retains a portion of the purchase invoices, typically 3-5%, for 12 to 24 months to ensure the quality of equipment after installation during the qualifying warranty period. As of December 31, 2023 and 2022, retainage payables were $Nil and $38,138 with maturity dates various in to December 30, 2022 and 2023, respectively.

Recent Accounting Standard Adopted

Recent Accounting Standard Adopted

In June 2016, the FASB issued ASC Update No. 2016-13, (Topic 326), Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. This ASC update introduces new guidance for the accounting for credit losses on financial instruments within its scope. A new model, referred to as the current expected credit losses model, requires an entity to determine credit-related impairment losses for financial instruments held at amortized cost and to estimate these expected credit losses over the life of an exposure (or pool of exposures). The estimate of expected credit losses should consider both historical and current information, reasonable and supportable forecasts, as well as estimates of prepayments. The estimated credit losses and subsequent adjustment to such loss estimates will be recorded through an allowance account which is deducted from the amortized cost of the financial instrument, with the offset recorded in current earnings. ASC No. 2016-13 also modifies the impairment model for available-for-sale debt securities. The new model will require an estimate of expected credit losses only when the fair value is below the amortized cost of the asset, thus the length of time the fair value of an available-for-sale debt security has been below the amortized cost will no longer affect the determination of whether a credit loss exists. In addition, credit losses on available-for-sale debt securities will be limited to the difference between the security’s amortized cost basis and its fair value. The updated guidance is effective for all entities other than public companies’ fiscal years beginning after December 15, 2022. The Company has adopted this accounting standard, effective January 1, 2023. Management assessed the adoption of this standard on the effective date and concluded that the adoption did not have a material effect on the Company’s financial condition, results of operations, and cash flows during the year ended December 31, 2023.

Accounting Standards Issued but Not Yet Adopted

Accounting Standards Issued but Not Yet Adopted

Income Tax Disclosures - In December 2023, the Financial Accounting Standards Board (FASB) released ASU No. 2023-09, titled “Income Taxes (Topic 740): Enhancements to Income Tax Disclosures” (referred to as “ASU 2023-09”). This new standard mandates the disclosure, on an annual basis, of specific categories in the rate reconciliation and the disaggregation of income taxes paid by jurisdiction. ASU 2023-09 becomes effective for annual reporting periods starting after December 15, 2025. The Company anticipates that the adoption of this standard will not significantly impact its financial position, results of operations, or cash flows. In November 2023, the Financial Accounting Standards Board (FASB) released ASU 2023-07, titled “Enhancements to Reportable Segment Disclosures” (“ASU 2023-07”). This standard necessitates companies to provide additional, more comprehensive details regarding significant expenses of a reportable segment, even if there is only one such segment. Its purpose is to enhance disclosures related to a public entity’s reportable segments. ASU 2023-07 will be effective for fiscal years commencing after December 15, 2023, and for interim periods starting after December 15, 2024, with the option for early adoption. We are presently assessing the potential impact of adopting ASU 2023-07 on our consolidated financial statements.